SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes and Recent Pronouncements Issued - ASC 842 - Impacts of Adoption (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases
Right of use assets	$ 48,729	$ 50,193
Current portion of lease liabilities	(17,541)	(10,648)
Lease liabilities	$ (35,530)	(39,545)
Accounting Standards Update 2016-02 | Restatement Adjustment
Leases
Right of use assets		50,193
Current portion of lease liabilities		(10,648)
Lease liabilities		$ (39,545)